Exhibit 99.4

Client Name:	Deephaven Mortgage
Client Project Name:	DRMT 2019-4
Start - End Dates:
Deal Loan Count:	34

Loan Level Tape Compare Upload

Loans in Report	34

Deal Loan ID	Borrower Last Name	Field	Tape Data	Reviewer Data
6266303688	xxxxxxxxxx	DTI (Back)	XXXXX	XXXXX
6282842810	xxxxxxxxxx	Borrower 2 Self Employed Flag	No	Yes
6282842810	xxxxxxxxxx	DTI (Back)	XXXXX	XXXXX
6420561948	xxxxxxxxxx	DTI (Back)	XXXXX	XXXXX
6420561948	xxxxxxxxxx	Representative Score	XXXXX	XXXXX
4510049873	xxxxxxxxxx	DTI (Back)	XXXXX	XXXXX
1333253251	xxxxxxxxxx	DTI (Back)	XXXXX	XXXXX
2566895979	xxxxxxxxxx	Representative Score	XXXXX	XXXXX
2374694560	xxxxxxxxxx	Property Type	Detached PUD	Attached PUD

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